Consolidated Statements of Convertible Redeemable Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands	Convertible Redeemable Preferred Stock Class A	Convertible Redeemable Preferred Stock Class B	Convertible Redeemable Preferred Stock Class C	Convertible Redeemable Preferred Stock Class D	Common Stock	Additional Paid-In Capital	Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, value at Sep. 30, 2016	$ 12,427	$ 114,054	$ 75,027		$ 109		$ 2	$ (203,909)	$ (203,798)
Beginning balance, shares at Sep. 30, 2016	10,207	85,000	77,088		10,853,279
Class C stock issuance, value			$ 40,600
Class C stock issuance, shares			40,000
Class C issuance costs			$ (76)
Accretion of preferred stock	$ 1,929	$ 13,686	11,669			$ (680)		(26,605)	(27,285)
Stock compensation expense						536			536
Stock options exercised, value					$ 1	44			$ 45
Stock options exercised, shares					59,596				59,596
Shares issued in connection with debt amendment, value					$ 0	100			$ 100
Shares issued in connection with debt amendment, shares					26,525
Foreign currency translation							145		145
Net loss								(86,361)	(86,361)
Ending balance, value at Sep. 30, 2017	$ 14,356	$ 127,740	$ 127,220		$ 110		147	(316,875)	(316,618)
Ending balance, shares at Sep. 30, 2017	10,207	85,000	117,088		10,939,400
Class C stock issuance, value			$ 49,000
Class C stock issuance, shares			49,000
Class C issuance costs			$ (967)
Common stock issuance, value					$ 1	4,165			4,166
Common stock issuance, shares					100,000
Accretion of preferred stock	$ 2,229	$ 15,329	20,942			(5,705)		(32,794)	(38,499)
Stock compensation expense						447			447
Stock options exercised, value					$ 5	1,093			$ 1,098
Stock options exercised, shares					532,891				532,891
Foreign currency translation							(96)		$ (96)
Net loss								(193,195)	(193,195)
Ending balance, value at Sep. 30, 2018	$ 16,585	$ 143,069	$ 196,195		$ 116		51	(542,864)	(542,697)
Ending balance, shares at Sep. 30, 2018	10,207	85,000	166,088		11,572,291
Cumulative effect of accounting change								2,870	2,870
Class D stock issuance, value				$ 110,211
Class D stock issuance, shares				110,211
Class D issuance costs/discounts				$ (24,029)
Accretion of preferred stock	$ 1,160	$ 8,153	$ 12,258	2,352		(99)		(23,825)	(23,924)
Stock compensation expense						99			99
Foreign currency translation							155		155
Net loss								(42,606)	(42,606)
Ending balance, value at Mar. 31, 2019	$ 17,745	$ 151,222	$ 208,453	$ 88,534	$ 116		206	(606,425)	(606,103)
Ending balance, shares at Mar. 31, 2019	10,207	85,000	166,088	110,211	11,572,291
Beginning balance, value at Sep. 30, 2018	$ 16,585	$ 143,069	$ 196,195		$ 116		51	(542,864)	(542,697)
Beginning balance, shares at Sep. 30, 2018	10,207	85,000	166,088		11,572,291
Cumulative effect of accounting change								2,870	2,870
Class D stock issuance, value				$ 125,000
Class D stock issuance, shares				125,000
Class D issuance costs/discounts				$ (33,840)
Accretion of preferred stock	$ 2,291	$ 17,169	$ 25,042	10,466		(195)		(54,771)	(54,966)
Stock compensation expense						195			195
Foreign currency translation							(525)		(525)
Net loss								(138,001)	(138,001)
Ending balance, value at Sep. 30, 2019	$ 18,876	$ 160,238	$ 221,237	$ 101,626	$ 116		(474)	(732,766)	(733,124)
Ending balance, shares at Sep. 30, 2019	10,207	85,000	166,088	125,000	11,572,291
Class D stock issuance, value				$ 104
Class D stock issuance, shares				104
Class D issuance costs/discounts				$ (69)
Accretion of preferred stock	$ 1,155	$ 9,204	$ 13,230	9,772		(81)		(33,283)	(33,364)
Non-consenting holder reclassification, value			(15,372)
Stock compensation expense						$ 81			81
Foreign currency translation							74		74
Net loss								(26,113)	(26,113)
Ending balance, value at Mar. 31, 2020	$ 20,031	$ 169,442	$ 219,095	$ 111,433	$ 116		$ (400)	$ (792,162)	$ (792,446)
Ending balance, shares at Mar. 31, 2020	10,207	85,000	166,088	125,104	11,572,291